CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	Dec. 04, 2012	Jun. 05, 2012
Current assets:
Cash and cash equivalents	$ 25,594	$ 48,184
Accounts receivable	6,772	4,700
Inventories:
Merchandise	30,096	19,918
China, silver and supplies	9,249	9,112
Income tax receivable	1,822	837
Deferred income taxes	30,074	27,134
Prepaid rent and other expenses	12,815	13,670
Assets held for sale	4,178	4,713
Total current assets	120,600	128,268
Property and equipment, net	910,898	966,605
Goodwill	9,022	7,989
Other assets	68,620	70,675
Total assets	1,109,140	1,173,537
Current liabilities:
Accounts payable	28,641	34,948
Accrued liabilities:
Taxes, other than income and payroll	12,049	14,475
Payroll and related costs	30,853	32,546
Insurance	7,702	7,433
Deferred revenue - gift cards	13,502	8,758
Rent and other	20,700	21,610
Current maturities of long-term debt, including capital leases	9,988	12,454
Total current liabilities	123,435	132,224
Long-term debt and capital leases, net of current maturities	298,709	314,209
Deferred income taxes	19,858	37,567
Deferred escalating minimum rent	46,465	45,259
Other deferred liabilities	74,752	68,054
Total liabilities	563,219	597,313
Commitments and contingencies (Note L)
Shareholders' equity:
Common stock, $0.01 par value; (authorized: 100,000 shares; issued: 62,095 shares at 12/04/12; 64,038 shares at 6/05/12)	621	640
Capital in excess of par value	72,281	90,856
Retained earnings	486,516	498,985
Deferred compensation liability payable in Company stock	1,063	1,008
Company stock held by Deferred Compensation Plan	(1,063)	(1,008)
Accumulated other comprehensive loss	(13,497)	(14,257)
Total shareholders' equity	545,921	576,224
Total liabilities & shareholders' equity	$ 1,109,140	$ 1,173,537